Distribution Date:	05/17/23	BANK 2018-BNK15
Determination Date:	05/11/23
Next Distribution Date:	06/16/23
Record Date:	04/28/23	Commercial Mortgage Pass-Through Certificates
Series 2018-BNK15
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners,LLC
Current Mortgage Loan and Property Stratification	8-12		Job Warshaw		jwarshaw@lnrpartners.com
Mortgage Loan Detail (Part 1)	13-15		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-18	Master & Special Servicer	National Cooperative Bank, N.A.
Principal Prepayment Detail	19		Kathleen Luzik	(703) 647-3473
Historical Detail	20		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Delinquency Loan Detail	21	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	22		David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 1	23		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Specially Serviced Loan Detail - Part 2	24	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	25		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Historical Liquidated Loan Detail	26				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	28
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	29
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06036FAY7	3.402000%	47,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	06036FAZ4	4.272000%	24,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	06036FBA8	4.285000%	43,000,000.00	43,000,000.00	0.00	153,545.83	0.00	0.00	153,545.83	43,000,000.00	32.19%	30.00%
A-3	06036FBB6	4.138000%	300,000,000.00	299,619,097.40	949,984.76	1,033,186.52	0.00	0.00	1,983,171.28	298,669,112.64	32.19%	30.00%
A-4	06036FBC4	4.407000%	305,969,000.00	305,969,000.00	0.00	1,123,671.15	0.00	0.00	1,123,671.15	305,969,000.00	32.19%	30.00%
A-S	06036FBF7	4.580882%	128,834,000.00	128,834,000.00	0.00	491,811.07	0.00	0.00	491,811.07	128,834,000.00	18.70%	17.50%
B	06036FBG5	4.657882%	43,804,000.00	43,804,000.00	0.00	170,028.20	0.00	0.00	170,028.20	43,804,000.00	14.11%	13.25%
C	06036FBH3	4.657882%	34,785,000.00	34,785,000.00	0.00	135,020.34	0.00	0.00	135,020.34	34,785,000.00	10.47%	9.88%
D	06036FAJ0	3.000000%	23,190,000.00	23,190,000.00	0.00	57,975.00	0.00	0.00	57,975.00	23,190,000.00	8.04%	7.63%
E	06036FAL5	3.000000%	19,325,000.00	19,325,000.00	0.00	48,312.50	0.00	0.00	48,312.50	19,325,000.00	6.02%	5.75%
F	06036FAN1	3.592000%	19,325,000.00	19,325,000.00	0.00	57,846.17	0.00	0.00	57,846.17	19,325,000.00	4.00%	3.88%
G	06036FAQ4	3.592000%	11,595,000.00	11,595,000.00	0.00	34,707.70	0.00	0.00	34,707.70	11,595,000.00	2.78%	2.75%
H*	06036FAS0	4.657882%	28,344,384.00	26,570,198.51	0.00	101,824.02	0.00	0.00	101,824.02	26,570,198.51	0.00%	0.00%
V	06036FAU5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06036FAW1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2I80M1	4.657882%	54,245,862.35	50,316,647.15	49,999.20	195,238.54	0.00	0.00	245,237.74	50,266,647.95	0.00%	0.00%
Regular SubTotal			1,084,917,246.35	1,006,332,943.06	999,983.96	3,603,167.04	0.00	0.00	4,603,151.00	1,005,332,959.10

X-A	06036FBD2	0.383236%	721,469,000.00	648,588,097.40	0.00	207,135.25	0.00	0.00	207,135.25	647,638,112.64
X-B	06036FBE0	0.047826%	207,423,000.00	207,423,000.00	0.00	8,266.85	0.00	0.00	8,266.85	207,423,000.00
X-D	06036FAA9	1.657882%	42,515,000.00	42,515,000.00	0.00	58,737.36	0.00	0.00	58,737.36	42,515,000.00
X-F	06036FAE1	1.065882%	19,325,000.00	19,325,000.00	0.00	17,165.13	0.00	0.00	17,165.13	19,325,000.00
X-G	06036FAG6	1.065882%	11,595,000.00	11,595,000.00	0.00	10,299.08	0.00	0.00	10,299.08	11,595,000.00
Notional SubTotal			1,002,327,000.00	929,446,097.40	0.00	301,603.67	0.00	0.00	301,603.67	928,496,112.64

Deal Distribution Total					999,983.96	3,904,770.71	0.00	0.00	4,904,754.67

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06036FAY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06036FAZ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	06036FBA8	1,000.00000000	0.00000000	3.57083326	0.00000000	0.00000000	0.00000000	0.00000000	3.57083326	1,000.00000000
A-3	06036FBB6	998.73032467	3.16661587	3.44395507	0.00000000	0.00000000	0.00000000	0.00000000	6.61057093	995.56370880
A-4	06036FBC4	1,000.00000000	0.00000000	3.67249999	0.00000000	0.00000000	0.00000000	0.00000000	3.67249999	1,000.00000000
A-S	06036FBF7	1,000.00000000	0.00000000	3.81740123	0.00000000	0.00000000	0.00000000	0.00000000	3.81740123	1,000.00000000
B	06036FBG5	1,000.00000000	0.00000000	3.88156789	0.00000000	0.00000000	0.00000000	0.00000000	3.88156789	1,000.00000000
C	06036FBH3	1,000.00000000	0.00000000	3.88156792	0.00000000	0.00000000	0.00000000	0.00000000	3.88156792	1,000.00000000
D	06036FAJ0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	06036FAL5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	06036FAN1	1,000.00000000	0.00000000	2.99333351	0.00000000	0.00000000	0.00000000	0.00000000	2.99333351	1,000.00000000
G	06036FAQ4	1,000.00000000	0.00000000	2.99333333	0.00000000	0.00000000	0.00000000	0.00000000	2.99333333	1,000.00000000
H	06036FAS0	937.40610168	0.00000000	3.59238783	0.04621762	5.69692853	0.00000000	0.00000000	3.59238783	937.40610168
V	06036FAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06036FAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2I80M1	927.56654554	0.92171454	3.59914160	0.00127106	0.15667130	0.00000000	0.00000000	4.52085614	926.64483100

Notional Certificates
X-A	06036FBD2	898.98262767	0.00000000	0.28710208	0.00000000	0.00000000	0.00000000	0.00000000	0.28710208	897.66589090
X-B	06036FBE0	1,000.00000000	0.00000000	0.03985503	0.00000000	0.00000000	0.00000000	0.00000000	0.03985503	1,000.00000000
X-D	06036FAA9	1,000.00000000	0.00000000	1.38156792	0.00000000	0.00000000	0.00000000	0.00000000	1.38156792	1,000.00000000
X-F	06036FAE1	1,000.00000000	0.00000000	0.88823441	0.00000000	0.00000000	0.00000000	0.00000000	0.88823441	1,000.00000000
X-G	06036FAG6	1,000.00000000	0.00000000	0.88823458	0.00000000	0.00000000	0.00000000	0.00000000	0.88823458	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	04/01/23 - 04/30/23	30	0.00	153,545.83	0.00	153,545.83	0.00	0.00	0.00	153,545.83	0.00
A-3	04/01/23 - 04/30/23	30	0.00	1,033,186.52	0.00	1,033,186.52	0.00	0.00	0.00	1,033,186.52	0.00
A-4	04/01/23 - 04/30/23	30	0.00	1,123,671.15	0.00	1,123,671.15	0.00	0.00	0.00	1,123,671.15	0.00
X-A	04/01/23 - 04/30/23	30	0.00	207,135.25	0.00	207,135.25	0.00	0.00	0.00	207,135.25	0.00
X-B	04/01/23 - 04/30/23	30	0.00	8,266.85	0.00	8,266.85	0.00	0.00	0.00	8,266.85	0.00
X-D	04/01/23 - 04/30/23	30	0.00	58,737.36	0.00	58,737.36	0.00	0.00	0.00	58,737.36	0.00
X-F	04/01/23 - 04/30/23	30	0.00	17,165.13	0.00	17,165.13	0.00	0.00	0.00	17,165.13	0.00
X-G	04/01/23 - 04/30/23	30	0.00	10,299.08	0.00	10,299.08	0.00	0.00	0.00	10,299.08	0.00
A-S	04/01/23 - 04/30/23	30	0.00	491,811.07	0.00	491,811.07	0.00	0.00	0.00	491,811.07	0.00
B	04/01/23 - 04/30/23	30	0.00	170,028.20	0.00	170,028.20	0.00	0.00	0.00	170,028.20	0.00
C	04/01/23 - 04/30/23	30	0.00	135,020.34	0.00	135,020.34	0.00	0.00	0.00	135,020.34	0.00
D	04/01/23 - 04/30/23	30	0.00	57,975.00	0.00	57,975.00	0.00	0.00	0.00	57,975.00	0.00
E	04/01/23 - 04/30/23	30	0.00	48,312.50	0.00	48,312.50	0.00	0.00	0.00	48,312.50	0.00
F	04/01/23 - 04/30/23	30	0.00	57,846.17	0.00	57,846.17	0.00	0.00	0.00	57,846.17	0.00
G	04/01/23 - 04/30/23	30	0.00	34,707.70	0.00	34,707.70	0.00	0.00	0.00	34,707.70	0.00
H	04/01/23 - 04/30/23	30	159,546.63	103,134.03	0.00	103,134.03	1,310.01	0.00	0.00	101,824.02	161,475.93
RR Interest	04/01/23 - 04/30/23	30	8,397.23	195,307.48	0.00	195,307.48	68.95	0.00	0.00	195,238.54	8,498.77
Totals			167,943.86	3,906,149.66	0.00	3,906,149.66	1,378.96	0.00	0.00	3,904,770.71	169,974.70

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	4,904,754.67
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,922,353.96	Master Servicing Fee	8,598.95
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,311.92
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	419.31
ARD Interest	0.00	Operating Advisor Fee	1,349.30
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	234.81
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,922,353.96	Total Fees	16,204.29

Principal		Expenses/Reimbursements
Scheduled Principal	999,983.96	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,378.96
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	999,983.96	Total Expenses/Reimbursements	1,378.96

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,904,770.71
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	999,983.96
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,904,754.67
Total Funds Collected	4,922,337.92	Total Funds Distributed	4,922,337.92

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,006,332,943.06	1,006,332,943.06	Beginning Certificate Balance	1,006,332,943.06
(-) Scheduled Principal Collections	999,983.96	999,983.96	(-) Principal Distributions	999,983.96
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,005,332,959.10	1,005,332,959.10	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,006,332,943.06	1,006,332,943.06	Ending Certificate Balance	1,005,332,959.10
Ending Actual Collateral Balance	1,005,332,959.10	1,005,332,959.10

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.66%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	47,582,976.87	4.73%	65	5.4855	NAP	Defeased	3	47,582,976.87	4.73%	65	5.4855	NAP
5,000,000 or less	26	74,713,749.65	7.43%	65	5.0084	1.752513	1.40 or less	21	250,782,556.05	24.95%	65	5.0931	1.186866
5,000,001 to 10,000,000	13	93,569,130.40	9.31%	67	4.8559	1.983998	1.41 to 1.50	3	46,562,771.65	4.63%	65	4.6871	1.488460
10,000,001 to 15,000,000	4	46,636,856.08	4.64%	65	5.3218	1.856891	1.51 to 1.60	4	67,912,199.16	6.76%	65	4.8931	1.541788
15,000,001 to 25,000,000	7	135,055,683.65	13.43%	65	4.8144	1.955103	1.61 to 1.70	3	102,581,006.02	10.20%	63	4.4269	1.635327
25,000,001 to 50,000,000	11	378,807,438.28	37.68%	64	4.4130	2.163119	1.71 to 1.80	5	46,904,823.35	4.67%	66	4.7557	1.786990
50,000,001 or greater	3	228,967,124.17	22.78%	63	4.5544	1.879368	1.81 to 1.90	2	17,910,456.49	1.78%	65	4.8684	1.832941
Totals	67	1,005,332,959.10	100.00%	64	4.6775	1.969060	1.91 to 2.50	12	153,991,526.84	15.32%	64	4.5438	2.102566
							2.51 to 3.00	5	132,996,766.84	13.23%	64	4.3200	2.726224
							3.01 or greater	9	138,107,875.83	13.74%	63	4.1634	3.435928
							Totals	67	1,005,332,959.10	100.00%	64	4.6775	1.969060
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	6	47,582,976.87	4.73%	65	5.4855	NAP	Utah	1	7,697,521.09	0.77%	65	5.0150	1.539400
Arizona	3	17,950,479.74	1.79%	65	5.2337	2.274088	Virginia	2	5,093,773.13	0.51%	66	5.6146	1.483545
California	13	197,453,632.98	19.64%	65	4.6250	2.241018	Washington	4	56,743,927.20	5.64%	65	4.5708	2.280605
Florida	5	117,246,480.26	11.66%	62	4.2113	2.160537	Washington, DC	2	6,878,873.24	0.68%	62	4.2850	2.143828
Georgia	3	19,224,646.38	1.91%	63	4.9552	2.257003	West Virginia	1	27,755,000.00	2.76%	64	4.3550	1.910100
Idaho	1	2,634,402.30	0.26%	66	4.4930	2.769700	Wisconsin	1	4,450,882.26	0.44%	64	5.1500	1.241100
Illinois	6	36,231,480.63	3.60%	65	5.3177	1.418550	Totals	118	1,005,332,959.10	100.00%	64	4.6775	1.969060
Iowa	1	8,928,101.13	0.89%	64	5.1500	1.241100
									Property Type³
Kansas	4	10,429,286.05	1.04%	64	5.1500	1.241100
Louisiana	4	36,108,931.38	3.59%	65	4.6376	1.846159		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Maryland	2	5,451,672.45	0.54%	64	5.1500	1.241100		Properties	Balance	Agg. Bal.			DSCR¹
Massachusetts	1	19,320,422.54	1.92%	62	4.2850	1.631900	Defeased	6	47,582,976.87	4.73%	65	5.4855	NAP
Michigan	1	4,000,000.00	0.40%	65	4.9600	2.480400	Industrial	2	17,865,306.04	1.78%	66	4.8102	2.299826
Minnesota	2	1,745,250.00	0.17%	65	5.5200	1.818500	Lodging	27	165,426,322.58	16.45%	64	5.1592	1.518392
Mississippi	1	5,952,067.55	0.59%	64	5.1500	1.241100	Mixed Use	5	48,492,192.53	4.82%	63	4.4445	1.463263
Missouri	5	67,703,788.63	6.73%	64	4.9692	1.528611	Multi-Family	15	47,002,151.63	4.68%	65	4.6400	1.285590
New Jersey	1	3,872,041.48	0.39%	66	4.4930	2.769700	Office	7	112,018,742.62	11.14%	62	4.3653	2.323165
New York	20	157,312,953.22	15.65%	61	4.2138	2.049444	Other	1	24,000,000.00	2.39%	64	4.2620	3.260400
North Carolina	3	7,692,596.72	0.77%	65	4.9136	1.791062	Retail	30	480,528,013.48	47.80%	65	4.5517	2.015291
North Dakota	1	2,937,608.71	0.29%	66	4.4930	2.769700	Self Storage	25	62,417,253.35	6.21%	66	4.6450	2.869001
Ohio	3	15,549,888.51	1.55%	65	5.1282	1.747673	Totals	118	1,005,332,959.10	100.00%	64	4.6775	1.969060
Oklahoma	4	6,696,571.41	0.67%	64	4.9891	1.615444
Pennsylvania	1	2,923,360.38	0.29%	64	5.1500	1.241100
South Carolina	2	35,500,000.00	3.53%	66	4.7020	1.817293
Texas	14	66,264,342.84	6.59%	73	5.1299	2.032199

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	47,582,976.87	4.73%	65	5.4855	NAP	Defeased	3	47,582,976.87	4.73%	65	5.4855	NAP
	4.000% or less	2	67,375,445.33	6.70%	57	3.8400	2.984198	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.4999%	19	379,412,976.01	37.74%	64	4.2684	2.314941	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	17	211,469,591.96	21.03%	65	4.7051	1.927885	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	26	299,491,968.93	29.79%	67	5.2363	1.435346	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	67	1,005,332,959.10	100.00%	64	4.6775	1.969060	49 months or greater	64	957,749,982.23	95.27%	64	4.6374	2.001508
								Totals	67	1,005,332,959.10	100.00%	64	4.6775	1.969060
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	47,582,976.87	4.73%	65	5.4855	NAP	Defeased	3	47,582,976.87	4.73%	65	5.4855	NAP
	60 months or less	0	0.00	0.00%	0	0.0000	0.000000	Interest Only	30	621,185,250.00	61.79%	64	4.4960	2.113396
61 months to 110 months		62	941,874,536.90	93.69%	64	4.6345	2.015114	72 months or less	0	0.00	0.00%	0	0.0000	0.000000
	111 months or greater	1	8,500,000.00	0.85%	125	5.8700	1.359300	73 months to 180 months	1	2,584,676.63	0.26%	64	4.4900	2.140000
	Totals	66	997,957,513.77	99.27%	65	4.6856	1.976192	181 months to 300 months	4	83,811,738.89	8.34%	65	4.6176	2.325566
								301 months to 360 months	26	234,659,268.04	23.34%	68	5.0607	1.643955
								361 months or greater	2	8,133,603.34	0.81%	65	4.4248	1.293137
								Totals	66	997,957,513.77	99.27%	65	4.6856	1.976192
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		3	82,832,875.83	8.24%	63	4.1363	2.768089	60 months or less	1	7,375,445.33	0.73%	15	3.5850	1.004100
	Totals	67	1,005,332,959.10	100.00%	64	4.6775	1.969060	61 months to 110 months	0	0.00	0.00%	0	0.0000	0.000000
								111 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	1	7,375,445.33	0.73%	15	3.5850	1.004100
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310731014	RT	Aventura	FL	Actual/360	4.121%	171,718.75	0.00	0.00	N/A	07/01/28	--	50,000,000.00	50,000,000.00	05/01/23
1A	310946727	RT	Aventura	FL	Actual/360	4.121%	171,718.75	0.00	0.00	N/A	07/01/28	--	50,000,000.00	50,000,000.00	05/01/23
2	310947178	LO	Various	Various	Actual/360	5.150%	429,166.67	0.00	0.00	N/A	09/11/28	--	100,000,000.00	100,000,000.00	05/11/23
3	453011948	Various Various		Various	Actual/360	4.285%	246,270.11	0.00	0.00	N/A	07/07/28	--	68,967,124.17	68,967,124.17	05/07/23
3A	453011972	RT	Washington	DC	Actual/360	4.285%	21,542.39	0.00	0.00	N/A	07/07/28	--	6,032,875.83	6,032,875.83	05/07/23
4	300801837	RT	New York	NY	Actual/360	3.871%	193,567.50	0.00	0.00	N/A	07/01/28	--	60,000,000.00	60,000,000.00	05/01/23
5	310947451	OF	Sunnyvale	CA	Actual/360	4.131%	103,274.65	0.00	0.00	N/A	10/06/28	--	30,000,000.00	30,000,000.00	05/06/23
5A	310946372	OF	Sunnyvale	CA	Actual/360	4.131%	92,258.69	0.00	0.00	N/A	10/06/28	--	26,800,000.00	26,800,000.00	05/06/23
6	300801851	SS	Various	Various	Actual/360	4.493%	165,237.25	108,036.88	0.00	11/01/28	11/01/43	--	44,131,915.24	44,023,878.36	05/01/23
7	300801832	OF	Sacramento	CA	Actual/360	4.530%	128,350.00	0.00	0.00	N/A	10/01/28	--	34,000,000.00	34,000,000.00	05/01/23
8	300801847	RT	Clovis	CA	Actual/360	5.000%	131,092.77	50,084.53	0.00	N/A	11/01/28	--	31,462,265.61	31,412,181.08	05/01/23
9	1853802	RT	North Myrtle Beach	SC	Actual/360	4.605%	118,962.50	0.00	0.00	N/A	11/01/28	--	31,000,000.00	31,000,000.00	05/01/23
10	453011955	OF	New York	NY	Actual/360	3.585%	23,266.88	412,631.52	0.00	N/A	08/08/24	--	7,788,076.85	7,375,445.33	05/08/23
11	310946378	RT	Bossier City	LA	Actual/360	4.690%	103,798.14	55,663.29	0.00	N/A	09/11/28	--	26,558,160.28	26,502,496.99	05/11/23
12	300801841	RT	Longview	WA	Actual/360	4.690%	106,900.62	38,089.29	0.00	N/A	10/01/28	--	27,351,971.14	27,313,881.85	05/01/23
13	1853565	RT	Nitro	WV	Actual/360	4.355%	100,727.52	0.00	0.00	N/A	09/01/28	--	27,755,000.00	27,755,000.00	05/01/23
15	1853884	LO	Saint Louis	MO	Actual/360	5.240%	102,085.08	35,811.04	0.00	N/A	11/01/28	--	23,378,261.96	23,342,450.92	05/01/23
16	310945556	98	Seattle	WA	Actual/360	4.262%	85,240.00	0.00	0.00	N/A	09/06/28	--	24,000,000.00	24,000,000.00	05/06/23
17	1852927	MF	Various	IL	Actual/360	5.970%	109,135.39	29,811.99	0.00	N/A	11/01/28	--	21,936,762.27	21,906,950.28	05/01/23
18	320850018	RT	Frontenac	MO	Actual/360	4.433%	73,883.33	0.00	0.00	N/A	08/01/28	--	20,000,000.00	20,000,000.00	05/01/23
19	310946471	LO	Carrollton	TX	Actual/360	5.220%	79,302.09	28,015.58	0.00	N/A	11/11/28	--	18,230,366.17	18,202,350.59	05/11/23
20	1854235	IN	Brownsville	TX	Actual/360	4.780%	65,603.84	23,907.33	0.00	N/A	11/01/28	--	16,469,582.98	16,445,675.65	05/01/23
21	1853612	RT	Los Angeles	CA	Actual/360	5.075%	71,472.92	0.00	0.00	N/A	10/01/28	--	16,900,000.00	16,900,000.00	05/01/23
22	300801839	RT	Stockton	CA	Actual/360	4.798%	64,722.33	22,121.25	0.00	N/A	10/01/28	--	16,187,327.74	16,165,206.49	05/01/23
23	1854015	SS	Various	Various	Actual/360	5.010%	65,547.50	0.00	0.00	N/A	10/01/28	--	15,700,000.00	15,700,000.00	05/01/23
24	1852134	RT	Phoenix	AZ	Actual/360	5.440%	56,027.03	18,424.96	0.00	N/A	10/01/28	--	12,358,904.70	12,340,479.74	05/01/23
25	300801855	RT	Riverside	CA	Actual/360	5.055%	52,235.00	0.00	0.00	N/A	11/01/28	--	12,400,000.00	12,400,000.00	05/01/23
26	300801782	LO	Newnan	GA	Actual/360	4.980%	44,869.72	25,724.75	0.00	N/A	06/01/28	--	10,811,979.71	10,786,254.96	05/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	300801857	RT	Algonquin	IL	Actual/360	5.820%	53,959.27	15,501.45	0.00	N/A	11/01/28	--	11,125,622.83	11,110,121.38	05/01/23
28	320850028	MF	Longview	TX	Actual/360	5.170%	43,035.13	12,785.30	0.00	N/A	10/01/28	--	9,988,811.89	9,976,026.59	05/01/23
29	300801840	RT	Columbus	OH	Actual/360	4.910%	40,025.12	13,108.35	0.00	N/A	10/01/28	--	9,782,106.87	9,768,998.52	05/01/23
30	300801843	MU	New York	NY	Actual/360	4.580%	35,322.66	15,822.32	0.00	N/A	10/01/28	--	9,254,845.84	9,239,023.52	05/01/23
31	470111310	MF	New York	NY	Actual/360	4.490%	33,113.75	0.00	0.00	N/A	11/01/28	--	8,850,000.00	8,850,000.00	05/01/23
32	320850032	RT	Addison	TX	Actual/360	5.870%	41,579.17	0.00	0.00	N/A	10/01/33	--	8,500,000.00	8,500,000.00	05/01/23
33	410946377	RT	Woods Cross	UT	Actual/360	5.015%	32,214.38	10,804.72	0.00	N/A	10/11/28	--	7,708,325.81	7,697,521.09	05/11/23
34	300801846	LO	Anaheim	CA	Actual/360	5.314%	31,459.45	8,863.19	0.00	N/A	10/01/28	--	7,104,129.30	7,095,266.11	05/01/23
36	1854407	OF	Skokie	IL	Actual/360	4.840%	25,410.00	0.00	0.00	N/A	11/01/28	--	6,300,000.00	6,300,000.00	05/01/23
37	1854444	MF	College Station	TX	Actual/360	5.330%	26,650.00	0.00	0.00	N/A	10/01/28	--	6,000,000.00	6,000,000.00	05/01/23
38	300801844	LO	Palm Springs	CA	Actual/360	4.952%	24,760.00	0.00	0.00	N/A	10/01/28	--	6,000,000.00	6,000,000.00	05/01/23
39	300801858	SS	Various	AZ	Actual/360	4.780%	22,346.50	0.00	0.00	N/A	11/01/28	--	5,610,000.00	5,610,000.00	05/01/23
40	1854328	RT	Fox River Grove	IL	Actual/360	5.265%	22,376.25	0.00	0.00	N/A	10/01/28	--	5,100,000.00	5,100,000.00	05/01/23
41	410946683	OF	Beavercreek	OH	Actual/360	5.715%	22,651.89	6,779.02	0.00	N/A	10/11/28	--	4,756,303.18	4,749,524.16	05/11/23
42	470111420	MF	New York	NY	Actual/360	4.470%	17,861.86	4,519.95	0.00	N/A	11/01/28	--	4,795,130.60	4,790,610.65	05/01/23
43	410946930	SS	Lynbrook	NY	Actual/360	5.180%	20,139.96	7,253.84	0.00	N/A	10/11/28	--	4,665,628.83	4,658,374.99	05/11/23
44	410947071	MU	Brooklyn	NY	Actual/360	5.340%	21,137.50	0.00	0.00	N/A	10/11/28	--	4,750,000.00	4,750,000.00	05/11/23
45	610945890	RT	Hilton Head Island	SC	Actual/360	5.370%	20,137.50	0.00	0.00	N/A	10/11/28	--	4,500,000.00	4,500,000.00	05/11/23
46	470111260	MF	Lawrence	NY	Actual/360	4.480%	14,145.83	6,579.57	0.00	N/A	10/01/28	--	3,789,062.13	3,782,482.56	05/01/23
47	300801845	SS	Ann Arbor	MI	Actual/360	4.960%	16,533.33	0.00	0.00	N/A	10/01/28	--	4,000,000.00	4,000,000.00	05/01/23
48	470110740	MF	Jackson Heights	NY	Actual/360	4.360%	12,158.06	3,263.06	0.00	N/A	09/01/28	--	3,346,255.75	3,342,992.69	05/01/23
49	470109730	MF	New Rochelle	NY	Actual/360	4.490%	9,731.84	16,260.56	0.00	N/A	09/01/28	--	2,600,937.19	2,584,676.63	05/01/23
50	1854096	MF	Seattle	WA	Actual/360	5.350%	14,846.25	0.00	0.00	N/A	11/01/28	--	3,330,000.00	3,330,000.00	05/01/23
51	470111380	MF	Rego Park	NY	Actual/360	4.550%	12,322.92	0.00	0.00	N/A	10/01/28	--	3,250,000.00	3,250,000.00	05/01/23
52	610947181	RT	Spring	TX	Actual/360	5.305%	13,616.17	0.00	0.00	N/A	10/11/28	--	3,080,000.00	3,080,000.00	05/11/23
53	410946938	OF	Richmond	VA	Actual/360	5.820%	13,567.42	3,632.38	0.00	N/A	11/11/28	--	2,797,405.51	2,793,773.13	05/11/23
54	470111020	MF	Hastings on Hudson	NY	Actual/360	4.480%	9,353.07	6,178.47	0.00	N/A	10/01/28	--	2,505,287.05	2,499,108.58	05/01/23
55	410946209	SS	Santa Maria	CA	Actual/360	4.890%	10,187.50	0.00	0.00	N/A	10/11/28	--	2,500,000.00	2,500,000.00	05/11/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
56	470111280	MF	Roslyn	NY	Actual/360	4.460%	8,584.53	4,023.25	0.00	N/A	10/01/28	--	2,309,738.02	2,305,714.77	05/01/23
58	470110390	MF	Staten Island	NY	Actual/360	4.330%	8,303.64	4,112.22	0.00	N/A	09/01/28	--	2,301,239.70	2,297,127.48	05/01/23
59	1854184	RT	Richmond	TX	Actual/360	5.460%	10,647.00	0.00	0.00	N/A	11/01/28	--	2,340,000.00	2,340,000.00	05/01/23
60	1854329	RT	Fredericksburg	VA	Actual/360	5.365%	10,282.92	0.00	0.00	N/A	10/01/28	--	2,300,000.00	2,300,000.00	05/01/23
61	410946457	RT	Richland	WA	Actual/360	5.315%	9,315.62	3,199.70	0.00	N/A	10/11/28	--	2,103,245.05	2,100,045.35	05/11/23
62	410946642	RT	Various	MN	Actual/360	5.520%	8,028.15	0.00	0.00	N/A	10/11/28	--	1,745,250.00	1,745,250.00	05/11/23
63	410947208	SS	El Paso	TX	Actual/360	5.610%	7,596.88	0.00	0.00	N/A	10/11/28	--	1,625,000.00	1,625,000.00	05/11/23
64	1854279	IN	Houston	TX	Actual/360	5.160%	6,113.38	2,086.26	0.00	N/A	09/01/28	--	1,421,716.65	1,419,630.39	05/01/23
65	470111470	MF	New York	NY	Actual/360	4.510%	5,220.41	2,388.78	0.00	N/A	11/01/28	--	1,389,022.30	1,386,633.52	05/01/23
66	470111080	MF	New York	NY	Actual/360	4.360%	5,027.92	2,448.09	0.00	N/A	10/01/28	--	1,383,832.38	1,381,384.29	05/01/23
67	470111100	MF	Mt. Vernon	NY	Actual/360	4.600%	4,613.31	2,051.07	0.00	N/A	10/01/28	--	1,203,471.53	1,201,420.46	05/01/23
Totals							3,922,353.96	999,983.96	0.00				1,006,332,943.06	1,005,332,959.10
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	137,907,617.00	107,716,799.80	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	21,017,974.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	57,565,920.09	40,458,501.39	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	20,653,015.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	36,957,195.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	9,166,091.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,678,358.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,259,731.77	920,340.20	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,890,408.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	23,139,533.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,135,071.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,162,266.57	787,420.96	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,554,199.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,069,838.09	2,230,537.00	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	6,958,564.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	11,409,818.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,986,089.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,773,411.67	698,247.39	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,024,486.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,798,701.20	1,531,800.28	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,647,536.57	1,044,248.08	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,286,094.00	351,455.84	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,431,325.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,199,818.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	3,194,826.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	760,650.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	530,604.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	723,978.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	813,252.00	612,176.38	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,352,278.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	550,332.22	477,321.56	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	590,832.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,730,219.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,211,230.11	290,658.40	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	528,025.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	782,926.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	377,513.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	376,495.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	216,906.40	0.00	--	--	--	0.00	0.00	0.00	0.00	1,582.31	0.00
45	511,607.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	320,847.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	472,560.81	124,883.60	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	211,675.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	669,760.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	187,389.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	121,984.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	361,263.67	272,088.59	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	311,660.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	331,983.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	582,476.84	147,273.04	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
56	261,240.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	123,244.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	259,837.55	143,274.98	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
60	203,756.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	206,175.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	179,454.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	377,146.88	89,949.49	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
64	131,445.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	256,591.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	223,329.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	12,580.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	379,731,144.47	157,896,976.98				0.00	0.00	0.00	0.00	1,582.31	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.677513%	4.658191%	64
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.677204%	4.657882%	65
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.676881%	4.657559%	66
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.676605%	4.657282%	67
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.676285%	4.656961%	68
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.675966%	4.656642%	69
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.675663%	4.656340%	70
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,297,237.02	4.675346%	4.656023%	71
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.676694%	4.657383%	72
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.676383%	4.651255%	73
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.676073%	4.650942%	74
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.675779%	4.650645%	75
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		7,375,445	7,375,445		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		997,957,514	997,957,514		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-23	1,005,332,959	1,005,332,959	0	0	0	0
Apr-23	1,006,332,943	1,006,332,943	0	0	0	0
Mar-23	1,007,280,894	1,007,280,894	0	0	0	0
Feb-23	1,008,370,924	1,008,370,924	0	0	0	0
Jan-23	1,009,311,217	1,009,311,217	0	0	0	0
Dec-22	1,010,248,016	1,010,248,016	0	0	0	0
Nov-22	1,011,230,211	1,011,230,211	0	0	0	0
Oct-22	1,012,159,851	1,012,159,851	0	0	0	0
Sep-22	1,015,437,224	1,015,437,224	0	0	0	0
Aug-22	1,016,364,236	1,016,364,236	0	0	0	0
Jul-22	1,017,287,801	1,017,287,801	0	0	0	0
Jun-22	1,018,257,721	1,018,257,721	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
19	310946471	20,000,000.00	5.22000%	20,000,000.00 5.22000%		10	06/29/20	07/11/20	08/11/20
19	310946471	0.00	5.22000%	0.00	5.22000%	10	08/11/20	07/11/20	06/29/20
61	410946457	0.00	5.31500%	0.00	5.31500%	10	08/17/20	06/11/20	09/11/20
61	410946457	0.00	5.31500%	0.00	5.31500%	10	09/11/20	06/11/20	08/17/20
Totals		20,000,000.00		20,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
35	300801856 11/18/21	6,151,132.36	5,600,000.00	5,267,824.19	1,199,630.19	5,267,824.19	4,068,194.00	2,082,938.36	0.00	215,374.17	1,867,564.19	28.73%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		6,151,132.36	5,600,000.00	5,267,824.19	1,199,630.19	5,267,824.19	4,068,194.00	2,082,938.36	0.00	215,374.17	1,867,564.19

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	03/17/22	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	300801856	03/17/23	0.00	0.00	1,867,564.19	0.00	0.00	14,334.00	0.00	0.00	1,867,564.19
		07/15/22	0.00	0.00	1,853,230.19	0.00	0.00	4,500.00	0.00	0.00
		05/17/22	0.00	0.00	1,848,730.19	0.00	0.00	(192,863.78)	0.00	0.00
		03/17/22	0.00	0.00	2,041,593.97	0.00	0.00	(41,344.39)	0.00	0.00
		11/18/21	0.00	0.00	2,082,938.36	0.00	0.00	2,082,938.36	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.01	1,867,564.19	0.00	0.00	1,867,564.19	0.00	0.00	1,867,564.19

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15	0.00	0.00	0.00	0.00	1,378.96	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	1,378.96	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		1,378.96

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29